U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 5, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Stone Ridge Trust (the “Trust”) File Nos.: 333-184477 and 811-22761

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, the Trust on behalf of its series, the Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated February 28, 2015, and filed electronically as Post-Effective Amendment No. 24 under the 1933 Act, and Amendment No. 26, under the 1940 Act to the Trust’s Registration Statement on Form N-1A on February 27, 2015.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414)765-6121.

Sincerely,

/s/Angela L. Pingel

Angela L. Pingel, Esq.
For U.S. Bancorp Fund Services, LLC